Finance income (Tables)	12 Months Ended
Dec. 31, 2021
Finance income [Abstract]
Finance income

	2021	2020	2019
	£’000	£’000	£’000
Interest on cash and cash equivalents and other receivables	21	668	1,386
Gain on entering into sub-leases on leasehold properties	—	215	115
Interest on investment in sub-lease	26	38	9
Gain from change in fair value of derivative liability	—	1,287	—
	47	2,208	1,510